Risk Management - Market risk (Details) € in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) recognized in result	R$ 317,729	R$ (238,458)	R$ 958,005
Assets	26,274,943	20,532,909
Commodity price risk [member] | Derivatives [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(5,583,503)
Currency risk [member] | Exposure to US$
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	4,093,383	2,451,482
Liabilities	(43,491,366)	(28,878,156)
Net exposure	(39,397,983)	(26,426,674)		$ (6,362,415)		$ (5,458,590)
Currency risk [member] | Exposure to US$ | Trade payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(3,356,243)	(2,040,546)
Currency risk [member] | Exposure to US$ | Loans And Financing [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(13,720,427)	(8,889,048)
Currency risk [member] | Exposure to US$ | Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(21,250,461)	(14,043,101)
Currency risk [member] | Exposure to US$ | Provision and other liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(3,947,439)	(2,573,170)
Currency risk [member] | Exposure to US$ | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(31,055)	(108,687)
Currency risk [member] | Exposure to US$ | Convertible instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(1,182,368)	(1,201,610)
Currency risk [member] | Exposure to US$ | Airport taxes and fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(3,373)	(21,994)
Currency risk [member] | Exposure to US$ | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	76,267	82,975
Currency risk [member] | Exposure to US$ | Long Term Investment [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0	0
Currency risk [member] | Exposure to US$ | Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	687,396	115,024
Currency risk [member] | Exposure to US$ | Security deposits and maintenance reserves [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	3,257,360	2,196,474
Currency risk [member] | Exposure to US$ | Aircraft Sublease Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0	30,802
Currency risk [member] | Exposure to US$ | Other assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	72,360	26,207
Currency risk [member] | Exposure to €
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	1,030,968	787,280
Liabilities	(15)	0
Net exposure	1,030,953	787,280			€ 160,178		€ 147,111
Currency risk [member] | Exposure to € | Trade payables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Loans And Financing [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Provision and other liabilities [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Other liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	(15)	0
Currency risk [member] | Exposure to € | Convertible instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Airport taxes and fees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	0	0
Currency risk [member] | Exposure to € | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	6,420	4,092
Currency risk [member] | Exposure to € | Long Term Investment [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	1,004,505	780,312
Currency risk [member] | Exposure to € | Trade receivables [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	2,927	2,876
Currency risk [member] | Exposure to € | Security deposits and maintenance reserves [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	11,581	0
Currency risk [member] | Exposure to € | Aircraft Sublease Receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	0	0
Currency risk [member] | Exposure to € | Other assets [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	R$ 5,535	R$ 0